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August 1, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      iShares Trust (the "Trust"), File Nos. 333-92935 and 811-09729
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Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the prospectuses and statement of additional information for the Funds of the Trust dated August 1, 2005, do not differ from those contained in Post-Effective Amendment No. 39 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 28, 2005 and is the Trust's most recent amendment.

Please address all questions regarding this filing to the undersigned at
(617) 937-7270.

Very truly yours,

/s/ Peter W. Kronberg

Peter W. Kronberg, Esq.